Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	3 Months Ended				6 Months Ended
	Jun. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	2,471,365	2,394,490	3,705,130	3,883,350	3,407,815
Number of Options Outstanding, Granted		451,110	8,200	575,300
Number of Options Outstanding, Exercised	(486,720)	(374,235)	(283,620)	(752,170)	(1,003,945)
Number of Options Outstanding, Forfeited			(4,745)	(1,350)	(9,380)
Number of Options Outstanding, Expired			(17,150)
Number of Options Outstanding, Ending balance	1,984,645	2,471,365	3,407,815	3,705,130	2,394,490
Weighted Average Exercise Price, Beginning balance	$ 28.91	$ 27.08	$ 26.58	$ 25.71	$ 26.52
Weighted Average Exercise Price, Granted		32.92	29.79	32.92
Weighted Average Exercise Price, Exercised	26.25	24.83	26.09	26.55	25.14
Weighted Average Exercise Price, Forfeited			30.78	26.85	31.77
Weighted Average Exercise Price, Expired			30.69
Weighted Average Exercise Price, Ending balance	$ 29.40	$ 28.91	$ 26.52	$ 26.58	$ 27.08